UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

Annual Report
March 31, 2016

AlphaClone International ETF
Ticker: ALFI

AlphaClone International ETF

AlphaClone International ETF

Dear ALFI Shareholders,

I would like to start by thanking you for your investment in the AlphaClone International ETF (ALFI).  This is the Annual Report to Shareholders that covers the period from the Fund’s inception on November 9, 2015 through March 31, 2016.

Since the Fund’s inception on November 9, 2015 to March 31, 2016, the Fund’s market price return was -3.83% and its NAV return was -3.33%.  During the same time period the MSCI ACWI Ex USA Index, a broad Index of international stocks, had a return of -2.66%.

The Index which underlies the Fund is designed to favor international companies to which hedge funds and institutional investors have disclosed significant exposure through American Depositary Receipts (ADRs).  The Index methodology, developed by AlphaClone, Inc., ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. ADRs are selected from those managers with the highest ranking, or “Clone Score”.  This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Index is also risk managed in that it can vary between being long only and market hedged based on certain rules-driven relative price targets tied to a broad market index.

Since inception and relative to the MSCI ACWI Ex USA Index, the Fund has been overweight in the healthcare and technology sectors and underweight in the financial services and basic materials sectors.  Despite its underweight in basic materials, the Fund’s biggest winner since inception was Rangold Resources Ltd. returning 51.63%.  Similarly, despite its overweight in healthcare, the Fund’s biggest losers since inception came from pharmaceutical company Flamel Technologies SA, returning a loss of 42.94%.  Geographically relative to the MSCI ACWI Ex USA Index, and since inception, the Fund has been overweight in China and the United Kingdom and underweight in mainland Europe and Japan.

The Index underlying the Fund is built to automatically hedge should the markets sour over a protracted period (multiple months).  The Index’s dynamic hedge is triggered when the S&P 500 Index (SPX) closes below its 200-day moving average at any month end.  When the hedge is triggered the Index will move to an MSCI EAFE Index neutral posture. The hedge is removed when SPX closes above its 200-day moving average at any month end. While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals.  As designed, the Index’s hedge was triggered at the end of December 2015 and the Index remained hedged through the first quarter 2016.  Overall, the hedge contributed slightly positively to performance during the period in which it was hedged.

AlphaClone International ETF

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

Mazin S. Jadallah
Chief Executive Officer
AlphaClone, Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone International ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange through out the day. Redemptions are limited and often commission are charged on each trade. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in ADRs that provide exposure to securities traded in developing or emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. Please see the prospectus for additional risks.

AlphaClone, Inc. (“AlphaClone”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all of an investment manager’s positions.

The AlphaClone International Downside Hedged Index (the “Index”) represents equity ADR securities that are favored by hedge Funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market hedged (neutral to the MSCI EAFE Index). The Index’s adjustment in long/short positions does not guarantee the prevention of market loss.

AlphaClone International ETF

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the Large-Cap segment of the U.S. Equities market. The MSCI EAFE Index and the MSCI ACWI Ex USA Index are unmanaged market indexes generally considered representative of international stock markets as a whole. It is not possible to invest directly in an unmanaged index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments and Schedule of Securities Sold Short in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The AlphaClone International ETF is distributed by Quasar Distributors, LLC. The Fund’s investment advisor is AlphaClone. The Fund’s sub-advisor is Vident Investment Advisory LLC (Vident). AlphaClone owns the index that underlies the Fund. KCG Americans LLC is the Fund’s lead market maker. U.S. Bancorp Fund Services, LLC is the fund administrator. Quasar is affiliated by U.S. Bancorp Fund Services, LLC and is not affiliated with AlphaClone, Vident or KCG Americas LLC. The AlphaClone logo is a service mark of AlphaClone.

AlphaClone International ETF

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending March 31, 2016	11/9/15
AlphaClone International ETF – NAV	(3.33)%
AlphaClone International ETF – Market	(3.83)%
AlphaClone International Downside Hedged Index	(2.60)%
MSCI ACWI Ex USA	(2.66)%

This chart illustrates the performance of the hypothetical $10,000 investment made on November 9, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestments of capital gains and dividends.

AlphaClone International ETF

PORTFOLIO ALLOCATION
At March 31, 2016 (Unaudited)

Percentage of
Country	Net Assets
China	25.9%
United Kingdom	17.8
Israel	11.7
India	7.9
Ireland	7.6
Mexico	6.6
Belgium	5.6
Taiwan, Province of China	4.3
France	3.1
Netherlands	3.1
Spain	3.1
Brazil	2.2
Denmark	2.1
Switzerland	2.1
Japan	1.0
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(4.2)
Total	100.0%

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2016

Shares		Value

COMMON STOCKS – 102.8%

	Belgium – 5.6%
1,294	Anheuser-Busch Inbev SA – ADR+	$161,310

	Brazil – 0.9%
954	Embraer SA – ADR+	25,147

	China – 25.9%
1,672	21Vianet Group, Inc. – ADR (a)+	33,390
1,050	51job, Inc. – ADR (a)+	32,571
1,963	Baidu, Inc. – ADR (a)+	374,697
708	Ctrip.com International, Ltd. – ADR (a)+	31,336
3,532	Melco Crown Entertainment, Ltd. – ADR+	58,313
435	NetEase, Inc. – ADR+	62,457
1,830	New Oriental Education &
	Technology Group, Inc. – ADR+	63,300
409	Qihoo 360 Technology Company, Ltd. – ADR (a)+	30,900
5,520	SouFun Holdings, Ltd. – ADR+	33,065
2,485	Vipshop Holdings, Ltd. – ADR (a)+	32,007
		752,036

	Denmark – 2.1%
1,140	Novo Nordisk AS – ADR+	61,777

	France – 3.1%
1,483	Sanofi – ADR+	59,557
655	TOTAL SA – ADR+	29,750
		89,307

	India – 7.9%
669	Dr.Reddy’s Laboratories, Ltd. – ADR+	30,232
556	HDFC Bank, Ltd. – ADR+	34,266
9,532	ICICI Bank, Ltd. – ADR+	68,249
5,065	Infosys, Ltd. – ADR+	96,337
		229,084
	Ireland – 7.6%
690	Ryanair Holdings plc – ADR+	59,216
942	Shire plc – ADR+	161,930
		221,146

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2016 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	Israel – 11.7%
6,367	Teva Pharmaceutical Industries, Ltd. – ADR+	$340,698

	Japan – 1.0%
276	Toyota Motor Corporation – ADR (a)+	29,344

	Mexico – 6.6%
4,935	Cemex SAB de CV – ADR (a)+	35,927
304	Fomento Economico
	Mexicano SAB de CV – ADR+	29,278
3,423	Grupo Televisa SAB – ADR+	93,995
3,523	Grupo Financiero Santander
	Mexico SAB de CV – ADR+	31,813
		191,013

	Netherlands – 3.1%
1,857	Royal Dutch Shell plc – ADR+	89,972

	Spain – 3.1%
3,638	Grifols SA – ADR+	56,280
2,947	Telefonica SA – ADR+	32,800
		89,080

	Switzerland – 2.1%
823	Novartis AG – ADR+	59,618

	Taiwan, Province of China – 4.3%
4,786	Taiwan Semiconductor
	Manufacturing Company, Ltd. – ADR+	125,393

	United Kingdom – 17.8%
2,079	ARM Holdings plc – ADR+	90,832
1,021	AstraZeneca plc – ADR+	28,751
3,085	Barclays plc – ADR+	26,593
996	BP plc – ADR+	30,059
271	British American Tobacco plc – ADR+	31,683
571	Diageo plc – ADR+	61,594
1,519	GlaxoSmithKline plc – ADR+	61,595
1,368	Unilever plc – ADR+	61,806

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2016 (Continued)

Shares		Value

COMMON STOCKS (Continued)

	United Kingdom (Continued)
2,839	Vodafone Group plc – ADR+	$90,990
276	WPP plc – ADR+	32,135
		516,038
	TOTAL COMMON STOCKS (Cost $3,033,021)	2,980,963

PREFERRED STOCKS – 1.3%

	Brazil – 1.3%
2,961	Telefonica Brasil SA – ADR+	36,983
	TOTAL PREFERRED STOCKS (Cost $31,193)	36,983

SHORT-TERM INVESTMENTS – 0.1%
4,153	Invesco Short-Term Investment Trust –
	Liquid Asset Portfolio, Institutional Class, 0.45%*	4,153
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,153)	4,153
	Total Investments – 104.2% (Cost $3,068,367)	3,022,099
	Liabilities in Excess of Other Assets – (4.2)%	(122,909)
	NET ASSETS – 100.0%	$2,899,190

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of March 31, 2016.
ADR	American Depositary Receipt
(a)	Non-income producing security
+	All or a portion of the security has been committed as collateral for securities sold short.

SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2016

Shares		Value

EXCHANGE TRADED FUNDS – 100.6%
51,061	iShares MSCI EAFE Index ETF	$2,917,115
	TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $2,934,983)	2,917,115
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,934,983)	$2,917,115

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENT OF ASSETS AND LIABILITIES
At March 31, 2016

ASSETS
Investments in securities, at value (Cost $3,068,367)	$3,022,099
Deposits at broker for securities sold short	2,792,257
Cash	14,990
Dividends and interest receivable	3,741
Total assets	5,833,087

LIABILITIES
Securities sold short, at value (Proceeds $2,934,983)	2,917,115
Payable for investments purchased	14,336
Management fees payable	1,759
Broker interest and fees payable	687
Total liabilities	2,933,897

NET ASSETS	$2,899,190

Net Assets Consist of:
Paid-in capital	$2,956,605
Undistributed (accumulated) net investment income (loss)	93
Accumulated net realized gain (loss)
on investments and securities sold short	(29,108)
Net unrealized appreciation (depreciation) on investments and
securities sold short	(28,400)
Net assets	$2,899,190

Net asset value:
Net assets	$2,899,190
Shares outstanding^	150,000
Net asset value, offering and redemption price per share	$19.33

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2016*

INCOME
Dividends (net of foreign taxes withheld of $755)	$10,577
Interest	22
Total investment income	10,599

EXPENSES
Management fees	7,420
Broker interest expense	2,578
Total expenses	9,998
Net investment income (loss)	601

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(28,926)
Securities sold short	(182)
Change in unrealized appreciation (depreciation) on:
Investments	(46,268)
Securities sold short	17,868
Net realized and unrealized gain (loss) on
investments and securities sold short	(57,508)
Net increase (decrease) in net assets
resulting from operations	$(56,907)

*	Fund commenced operations on November 9, 2015. The information presented is for the period from November 9, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2016*
OPERATIONS
Net investment income (loss)	$601
Net realized gain (loss) on investments
and securities sold short	(29,108)
Change in unrealized appreciation (depreciation)
on investments and securities sold short	(28,400)
Net increase (decrease) in net
assets resulting from operations	(56,907)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(508)
Total distributions to shareholders	(508)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,956,605
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,956,605
Net increase (decrease) in net assets	$2,899,190

NET ASSETS
Beginning of period	$—
End of period	$2,899,190
Undistributed (accumulated) net investment income (loss)	$93

(a)	A summary of capital share transactions is as follows:

Period Ended
March 31, 2016*
Shares
Subscriptions	150,000
Net Increase (Decrease)	150,000

*	Fund commenced operations on November 9, 2015. The information presented is for the period from November 9, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period
	Ended
	March 31,
	2016(1)
Net asset value, beginning of period	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) on investments	(0.67)
Total from investment operations	(0.66)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.01)
Total distributions to shareholders	(0.01)

Net asset value, end of period	$19.33

Total return	(3.33	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,899

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	1.28	%(4)
Expenses excluding interest expense on
short positions to average net assets	0.95	%(4)
Net investment income to average net assets	0.08	%(4)
Net investment income excluding interest expense
on short positions to average net assets	0.41	%(4)

Portfolio turnover rate(5)	53	%(3)

(1)	Commencement of operations on November 9, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

NOTE 1 – ORGANIZATION

AlphaClone International ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the total return performance, before fees and expenses, of the AlphaClone International Downside Hedged Index (the “Index”). The Fund commenced operations on November 9, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $200. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, exchange traded notes, real estate investment trusts and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,980,963	$—	$—	$2,980,963
Preferred Stocks	36,983	—	—	36,983
Short-Term Investments	4,153	—	—	4,153
Total Investments
in Securities	$3,022,099	$—	$—	$3,022,099

Liabilities – Securities
Sold Short^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,917,115	$—	$—	$2,917,115
Total Liabilities –
Securities Sold Short	$2,917,115	$—	$—	$2,917,115

^ See Schedule of Investments for country breakout.

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended March 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in Publicly Traded Partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded as the actual character of these distributions is not known until after the fiscal year end of the Fund.

D.
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

segregated for short positions is included in the Statement of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund maintains segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2 A above. The Fund’s deposits at broker for securities sold short is with one major security dealer.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which NYSE is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended March 31, 2016, there were no reclassifications made to the Fund.

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to March 31, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

AlphaClone, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended March 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,266,153 and $1,146,877, respectively.

AlphaClone International ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

During the period ended March 31, 2016, there were no purchases or sales of U.S. Government securities.

During the period ended March 31, 2016, in-kind transactions associated with creations and redemptions were $2,973,863 and $0, respectively.

NOTE 5 – TAX INCOME INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2016 were as follows:

Tax cost of investments	$3,086,470
Gross tax unrealized appreciation	85,589
Gross tax unrealized depreciation	(149,960)
Net unrealized appreciation/(depreciation)	(64,371)
Undistributed ordinary income	93
Undistributed long-term capital gains	—
Total distributable earnings	93
Other accumulated gain/(loss)	6,863
Total accumulated gain/(loss)	$(57,415)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of March 31, 2016, the Fund had short-term capital loss carryforward of $9,961. This amount does not have an expiration date.

The tax character of distributions during the period ended March 31, 2016 was as follows:

Ordinary Income	$508

AlphaClone International ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaClone International ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of AlphaClone International ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period November 9, 2015 (commencement of operations) through March 31, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaClone International ETF as of March 31, 2016, the results of its operations, changes in its net assets, and the financial highlights for the period November 9, 2015 (commencement of operations) through March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 31, 2016

AlphaClone International ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 17, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between AlphaClone, Inc. (the “Adviser”) (formerly known as Coefficient Capital, Inc.) and the Trust, on behalf of the AlphaClone International ETF (the “Fund”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser,

AlphaClone International ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

the Board considered the quality of the Adviser’s compliance infrastructure and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program and the Adviser’s experience managing separately managed accounts.

The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel, technology, and intellectual property. The Board also considered the Adviser’s experience as index provider to one of the Trust’s other series. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund was, thus, not currently a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index provided by the Adviser, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared it to the expense ratios of an appropriate universe of its peers. The Board also considered the expense ratios of a group of peer funds identified by the Adviser as being the closest competitors to the Fund given the core strategy of its underlying index (the “Selected Peer Group”).

The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of U.S. International ETFs reported by Morningstar (the Fund’s “Category Peer Group”). The Board noted that the estimated expense ratio for the Fund was significantly higher than that of its Category Peer Group average and median, but within the full range of expense ratios in its Category Peer Group. The Board also considered that the Fund’s estimated expense ratio was in the top quartile of funds in the Selected Peer Group.

AlphaClone International ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

The Board further noted that the Fund’s fees would be the same as those of the current series of the Trust for which the Adviser was the index provider. The Board also considered that the Fund’s fee was reflective of the significant efforts of the Adviser to develop its proprietary index methodology and obtain and analyze the information needed to implement such methodology, which investors would likely value higher than more simplistic index methodologies used by funds with lower expense ratios.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund. The Board determined that such analysis was not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-

AlphaClone International ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash component; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel, systems and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality, cost and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Sub-Adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. However, it was the consensus of the Board that based on the projected initial size of the Fund, meaningful economies will not have been reached and the matter of economies of scale would be revisited as the Fund’s size increases.

AlphaClone International ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AlphaClone International ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	14	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Independent Trustees
Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	14	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (35
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly	14	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	14	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(35
portfolios).

AlphaClone International ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2014); Assistant
Born: 1982	Compliance	term;	Vice President, USBFS (2011-2014); Operations
	Officer	since 2015	Manager, USBFS (2007-2011).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since 2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013).
2015

The Statement of Additional Information includes additional information about the Trustees and is available without charge, up on request, by calling toll free (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

AlphaClone International ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2016 (Unaudited)

As a shareholder of AlphaClone International ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 9, 2015 – March 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone International ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2016 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 9, 2015	March 31, 2016	During the Period(1)
Actual(2)	$1,000.00	$ 966.70	$4.92
Hypothetical (5% annual	$1,000.00	$1,019.54	$5.05
return before expenses)(3)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 1.28%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 143 days, and dividend by the number of days in the most recent fiscal twelve month period, 366 days.

(2)	Excluding dividends and interest on securities sold short, your actual cost of investing in the Fund would be $3.65 and the Fund’s annualized expense ratio would be 0.95%.
(3)	Excluding dividends and interest on securities sold short, your hypothetical cost of investing in the Fund would be $3.75 and the Fund’s annualized expense ratio would be 0.95%.

AlphaClone International ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended March 31, 2016, certain dividends paid by the Fund may be subject to maximum rate of 20%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2016 was 0%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge on the Fund’s website at www.alphaclonefunds.com.

AlphaClone International ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey 07960

Index Provider
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone International ETF
Symbol – ALFI
CUSIP – 26922A818

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer). The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2016	FYE 03/31/2015
Audit Fees	$14,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2016	FYE 03/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2016	FYE 03/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date     June 6, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     June 6, 2016

* Print the name and title of each signing officer under his or her signature.